10. Related Party Payables (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 16, 2020	Jul. 02, 2016	Dec. 31, 2020	Dec. 31, 2019	Jul. 13, 2018
Debt instrument, principal amount			$ 373,587
Accounts payable, related parties			143,741	$ 462,137
Loan payable			189,963	0
TD Holdings [Member]
Debt instrument, principal amount		$ 2,000,000
Debt instrument, maturity date	Jun. 30, 2021	Apr. 01, 2020
Loan payable			441,088
Repayment of note	$ 1,500,000
Debt interest rate	12.00%
Stella Dearing [Member]
Wages and salaries			83,000
Zach [Member]
Accounts payable, related parties			28,050	40,593
Dawson [Member]
Accounts payable, related parties			500
Victoria [Member]
Accounts payable, related parties			500	2,250
Sarah [Member]
Accounts payable, related parties				12,600
Luke [Member]
Accounts payable, related parties				17,659
Jack [Member]
Accounts payable, related parties				1,800
Caroline [Member]
Accounts payable, related parties				3,750
Mr. Marks [Member]
Loan payable			0	22,000
Mr. Leiner [Member]
Loan payable			47,707	81,500
Marks LLC [Member]
Accounts payable, related parties			43,429	215,122
Leiner LLC [Member]
Accounts payable, related parties			$ 50,312	$ 210,929
Rutherford [Member]
Accounts payable, related parties					$ 50,000